UNITED STATES
SECURITIES AND EXCHANGE COMMINSSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ensemble Capital Management, LLC
Address:   1350 Bayshore Highway, Suite 550
           Burlingame, CA 94010

13F File Number:  028-12081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Sean Stannard-Stockton
Title:        Principal
Phone:        650-696-1240
Signature,              Place,           and Date of Signing:
Sean Stannard-Stockton  Burlingame, CA      August 11, 2010

Report Type (Check only one):
                         [X] 13F HOLDINGS REPORT
                         [ ] 13F NOTICE
                         [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total:   120905

List of Other Included Managers:

No.  13F File Number                    Name
None

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FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
Name of Issuer	             Title of Class CUSIP     (x$1000) PRN AMT PRN CALL	DSCRETN	MANAGERS  SOLE	SHARED  NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
APPLE INC                    COM            037833100    10423   41440 SH       SOLE              41440
BANK OF AMERICA CORP         COM            060505104      262   18225 SH       SOLE              18225
BECTON DICKINSON & CO	     COM	    075887109     3239   47900 SH       SOLE              47900
BEST BUY INC                 COM            086516101     5293  156315 SH       SOLE             156315
BLACKROCK INC		     COM            09247X101     1310    9135 SH       SOLE               9135
CHEVRON CORP NEW             COM            166764100     1208   17800 SH       SOLE              17800
CISCO SYS INC                COM            17275R102     9019  423248 SH       SOLE             423248
COSTCO WHSL CORP NEW         COM            22160K105     7253  132290 SH       SOLE             132290
CVS CAREMARK CORPORATION     COM            126650100     8028  273815 SH       SOLE             273815
DEVON ENERGY CORP NEW        COM            25179M103     4345   71325 SH       SOLE              71325
DISCOVERY COMMUNICATIONS     COM            25470F104     2716   76050 SH       SOLE              76050
DISNEY WALT CO               COM DISNEY     254687106      227    7200 SH       SOLE               7200
ENTERPRISE PRODS PARTNERS L  COM            293792107     3380   95550 SH       SOLE              95550
EXPEDITORS INTL              COM            302130109     3429   99350 SH       SOLE              99350
EXPRESS SCRIPTS INC          COM            302182100      235    5000 SH       SOLE               5000
GENERAL ELECTRIC CO          COM            369604103      313   21735 SH       SOLE              21735
INTEL CORP		     COM	    458140100	  6788	348990 SH       SOLE             348990
INVESCO LTD                  SHS	    G491BT108     3569  212050 SH       SOLE             212050
ISHARES TR INDEX             BARCLY USAGG B 464287226     2199   20500 SH       SOLE              20500
JPMORGAN CHASE & CO          COM            46625H100      301    8220 SH       SOLE               8220
JOHNSON & JOHNSON            COM            478160104      255    4314 SH       SOLE               4314
KIMBERLY CLARK CORP	     COM	    494368103     2439   40235 SH       SOLE              40235
KKR FINANCIAL HLDGS LLC      COM            48248A306      535   71693 SH       SOLE              71693
MASTERCARD INC		     CL A	    57636Q104     7471   37445 SH       SOLE              37445
NETEZZA CORP                 COM            64111N101     5529  404155 SH       SOLE             404155
NUANCE COMMUNICATIONS INC    COM            67020Y100     7978  533678 SH       SOLE             533678
PEPSICO INC                  COM            713448108     9029  148130 SH       SOLE             148130
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503105      599   10200 SH       SOLE              10200
PLUM CREEK TIMBER CO INC     COM            729251108     3059   88600 SH       SOLE              88600
SCHWAB CHARLES CORP NEW      COM            808513105     6041  426035 SH       SOLE             426035
SPDR INDEX SHS FDS           ASIA PACIF ETF 78463X301      211    3000 SH       SOLE               3000
VANGUARD WORLD FDS           ENERGY ETF     92204A306      304    4180 SH       SOLE               4180
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF 921943858      366   12500 SH       SOLE              12500
VANGUARD INTL EQUITY INDEX F EURPEAN ETF    922042874      936   23300 SH       SOLE              23300
VANGUARD INTL EQUITY INDEX F PACIFIC ETF    922042866      609   12800 SH       SOLE              12800
VARIAN MED SYS INC           COM            92220P105     1473   28175 SH       SOLE              28175
WELLS FARGO & CO NEW         COM            949746101      534   20850 SH       SOLE              20850
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